Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 320,399	kr 305,065
Book value of financial liabilities	312,857	293,073
Fair value of financial assets	330,710	312,379
Fair value of financial liabilities	313,433	295,283
Surplus value (+) /Deficit value (-), financial assets	10,311	7,314
Surplus value (+) /Deficit value (-) financial liabilities	576	2,210
Borrowing from credit institutions
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Book value of financial liabilities	3,486	3,678
Fair value of financial liabilities	3,486	3,678
Borrowing from the public
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Book value of financial liabilities	10,000
Fair value of financial liabilities	10,000
Debt securities issued
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Book value of financial liabilities	273,976	269,339
Fair value of financial liabilities	274,552	271,549
Surplus value (+) /Deficit value (-) financial liabilities	576	2,210
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	25,395	20,056
Fair value of financial liabilities	25,395	20,056
Cash and cash equivalents
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Book value of financial assets	3,362	1,362
Fair value of financial assets	3,362	1,362
Treasuries/government bonds
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Book value of financial assets	22,266	8,344
Fair value of financial assets	22,266	8,344
Other interest-bearing securities except loans
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Book value of financial assets	33,551	53,906
Fair value of financial assets	33,551	53,906
Loans in the form of interest-bearing securities
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Book value of financial assets	50,780	43,627
Fair value of financial assets	52,091	45,054
Surplus value (+) /Deficit value (-), financial assets	1,311	1,427
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	31,315	27,010
Fair value of financial assets	31,424	27,133
Surplus value (+) /Deficit value (-), financial assets	109	123
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	171,562	163,848
Fair value of financial assets	180,453	169,612
Surplus value (+) /Deficit value (-), financial assets	8,891	5,764
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	7,563	6,968
Fair value of financial assets	kr 7,563	kr 6,968